RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Assets:
Trade	$ 4,397	$ 5,723
Other current assets	3,199	3,092
Liabilities:
Trade	1,162	2,257
Other payables and accrued expenses	1,681	1,795
Balances With Related Parties [Member]
Assets:
Trade		11
Other current assets	128
Liabilities:
Trade	134	159
Other payables and accrued expenses	$ 20	$ 46